UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    THE BAUPOST GROUP, LLC
Address: 10 ST. JAMES AVENUE
         SUITE 2000
         BOSTON, MA  02116

13F File Number:  28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      PAUL C. GANNON
Title:     CHIEF FINANCIAL OFFICER
Phone:     617-210-8300

Signature, Place, and Date of Signing:

     PAUL C. GANNON     BOSTON, MA     February 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $755,788 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                         FORM 13F

                                                      INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2          ITEM 3       ITEM 4      ITEM 5       ITEM 6    ITEM 7              ITEM 8
------                          -------         ------      ------- ---------------- --------  --------   --------------------------

                                                            VALUE   SHARES/  SH/ PUT/INVSTMT OTHER                 \VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS     SOLE     SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACQUICOR TECHNOLOGY INC        COM              00489A107    18984  3377983 SH       SOLE                  3377983
ACUSPHERE INC                  COM              00511R870     4919  2016098 SH       SOLE                  2016098
ALLIANCE ONE INTL INC          COM              018772103      978   138470 SH       SOLE                   138470
APOLLO GROUP INC               CL A             037604105    55789  1431600 SH       SOLE                  1431600
COLD SPRING CAP INC            COM              192865103    12689  2332050 SH       SOLE                  2332050
COMMUNITY BANKERS ACQUISITN    COM              20361R101     6631   927400 SH       SOLE                   927400
CORE MARK HOLDING CO INC       COM              218681104    14970   447545 SH       SOLE                   447545
COURTSIDE ACQUISITION CORP     COM              22274N102     8121  1495500 SH       SOLE                  1495500
DIME BANCORP INC NEW           *W EXP 99/99/999 25429Q110      112   780000 SH       SOLE                   780000
ENCORE WIRE CORP               COM              292562105     7348   333826 SH       SOLE                   333826
ENDEAVOR ACQUISITION CORP      COM              292577103     2142   233100 SH       SOLE                   233100
GENERAL FINANCE CORP           COM              369822101     4148   538700 SH       SOLE                   538700
GLOBAL LOGISTICS ACQUISITION   COM              379414105     8863  1160100 SH       SOLE                  1160100
GRUBB&ELLIS RLTY ADVISORS IN   COM              400096103    16657  2948100 SH       SOLE                  2948100
HARBOR ACQUISITION CORPORATI   COM              41145X107     8145  1497300 SH       SOLE                  1497300
HD PARTNERS ACQUISITION CORP   COM              40415K100     8303  1129700 SH       SOLE                  1129700
HEALTHCARE ACQUISITION CP NE   COM              42224H104     1252   168900 SH       SOLE                   168900
HEALTHSOUTH CORP               COM NEW          421924309    22650  1000000 SH       SOLE                  1000000
HOME DEPOT INC                 COM              437076102    88352  2200000 SH       SOLE                  2200000
HORIZON LINES INC              COM              44044K101    27025  1002400 SH       SOLE                  1002400
INDIA GLOBALIZATION CAP INC    COM              45408X100     6230  1066800 SH       SOLE                  1066800
INFOSPACE INC                  COM NEW          45678T201    35954  1753000 SH       SOLE                  1753000
JK ACQUISITION CORP            COM              47759H106     8211  1453300 SH       SOLE                  1453300
MARATHON ACQUISITION CORP      COM              565756103    23478  3130400 SH       SOLE                  3130400
MILLS CORP                     COM              601148109   101430  5071500 SH       SOLE                  5071500
MULTIMEDIA GAMES INC           COM              625453105    14338  1493573 SH       SOLE                  1493573
NATIONAL FUEL GAS CO N J       COM              636180101    19270   500000 SH       SOLE                   500000
NEWS CORP                      CL A             65248E104    90038  4191700 SH       SOLE                  4191700
NORTH AMERN INS LEADERS INC    COM              65687M104     9493  1293300 SH       SOLE                  1293300
OMNOVA SOLUTIONS INC           COM              682129101    33162  7240546 SH       SOLE                  7240546
QUANTA CAPITAL HLDGS LTD       SHS              G7313F106    14943  6950000 SH       SOLE                  6950000
SHANGHAI CENTURY ACQUISIT CO   SHS              G80637104     9662  1321733 SH       SOLE                  1321733
STAR MARITIME ACQUISITION CO   COM              85516E107    27911  2845200 SH       SOLE                  2845200
SYNERON MEDICAL LTD            ORD SHS          M87245102    40695  1500000 SH       SOLE                  1500000
TRM CORP                       COM              872636105     2895  1353000 SH       SOLE                  1353000
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